Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Interest income:
Loans, including fees (Note 4)	¥ 4,321,102	¥ 2,973,667	¥ 1,731,962
Deposits in other banks	709,819	359,054	57,392
Investment securities:
Interest	572,295	401,935	180,959
Dividends	148,113	146,053	133,537
Trading account assets	802,454	551,372	400,185
Call loans and funds sold	31,823	19,854	4,418
Receivables under resale agreements and securities borrowing transactions	521,468	159,475	22,485
Total	7,107,074	4,611,410	2,530,938
Interest expense:
Deposits	2,515,412	1,170,155	216,591
Call money and funds purchased	2,296	3,783	685
Payables under repurchase agreements and securities lending transactions	1,078,007	479,170	31,577
Due to trust account, other short-term borrowings and trading account liabilities	401,286	188,798	51,978
Long-term debt	516,123	380,090	259,526
Total	4,513,124	2,221,996	560,357
Net interest income	2,593,950	2,389,414	1,970,581
Provision for credit losses (Note 4)	237,990	8,148	277,995
Net interest income after provision for credit losses	2,355,960	2,381,266	1,692,586
Non-interest income:
Fees and commissions income (Note 27)	1,898,974	1,701,637	1,658,863
Foreign exchange gains (losses)—net (Note 28)	(294,224)	25,232	106,868
Trading account losses—net (Notes 28 and 31)	(699,049)	(792,098)	(824,420)
Investment securities gains (losses)—net (Note 3)	1,379,550	(254,178)	(119,026)
Equity in earnings of equity method investees—net (Note 14)	463,802	398,086	436,583
Gains (losses) on sales of loans including valuation adjustment for loans held for sale (Note 4)	(45,067)	(34,039)	16,600
Gain on sale of MUFG Union Bank (Note 2)	0	349,442	0
Other non-interest income	163,597	92,828	119,321
Total	2,867,583	1,486,910	1,394,789
Non-interest expense:
Salaries and employee benefits (Note 13)	1,397,950	1,343,631	1,277,408
Occupancy expenses—net (Notes 5 and 26)	156,027	162,204	165,323
Fees and commissions expenses	385,172	340,141	310,861
Outsourcing expenses, including data processing	320,851	351,323	317,995
Depreciation of premises and equipment (Note 5)	79,587	73,793	82,652
Amortization of intangible assets (Note 6)	288,558	274,380	261,026
Impairment of intangible assets (Note 6)	15,042	5,151	33,301
Insurance premiums, including deposit insurance	91,005	74,334	95,551
Communications	58,608	58,375	57,369
Taxes and public charges	105,420	100,291	99,659
Impairment of goodwill (Note 6)	0	33,553	0
Provision for off-balance sheet credit instruments	32,902	20,747	46,339
Impairment (Reversal Of Impairment) Of Long-Lived Assets To Be Disposed Of	0	(134,141)	134,141
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank (Note 2)	0	282,540	3,165
Other non-interest expenses (Notes 5 and 26)	409,827	433,632	261,312
Total	3,340,949	3,419,954	3,146,102
Income (loss) before income tax expense (benefit)	1,882,594	448,222	(58,727)
Income tax expense (benefit)	501,567	41,174	(14,511)
Net income (loss) before attribution of noncontrolling interests	1,381,027	407,048	(44,216)
Net income attributable to noncontrolling interests	52,906	30,413	39,104
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,328,121	376,635	(83,320)
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 1,328,121	¥ 376,635	¥ (83,320)
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 22):
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	¥ 110.87	¥ 30.58	¥ (6.51)
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	¥ 110.58	¥ 30.26	¥ (6.93)
Weighted average common shares outstanding (in shares)	11,978,725	12,317,723	12,798,060
Weighted average diluted common shares outstanding (in shares)	11,980,601	12,318,855	12,798,060